SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total profit for reportable segments	¥ 848,978		¥ 839,976	¥ 621,095
Unallocated amounts:
Fulfillment expenses	(400,538)	$ (56,415)	(401,414)	(355,836)
Selling and marketing expenses	(448,387)	(63,154)	(457,880)	(513,146)
General and administrative expenses	(224,202)	(31,578)	(205,623)	(206,981)
Technology expenses	(124,341)	(17,513)	(139,504)	(189,284)
Other operating income (expenses), net	(1,607)	(226)	(6,556)	2,012
Interest income	8,834	1,244	8,118	9,776
Interest expense	(20,141)	(2,837)	(13,443)	(5,488)
Foreign exchange gain (loss)	610	86	(7,875)	1,937
Other income, net	7,612	1,072	8,132	14,890
Loss before income taxes	¥ (353,182)	$ (49,746)	¥ (376,069)	¥ (621,025)